UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number
811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK
10022
(Address of principal executive offices)
(Zip code)

Allen B. Levithan, Esq.
c/o Lowenstein Sandler PC
65 Livingston Avenue
Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant?s telephone number,
including area code
(212) 207-6500

Date of fiscal year
end:
DECEMBER 31, 2004

Date of reporting
period:
DECEMBER 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1.		Reports to Stockholders.



December 31, 2004
Special Situations
Fund III, L.P.
Annual
Report


	SPECIAL SITUATIONS FUND III, L.P.

	INDEX TO ANNUAL REPORT

	DECEMBER 31, 2004






	PAGE

Independent Auditors? Report	1


Statement of Financial Condition	2


Portfolio of Investments	3


Statement of Operations	10


Statements of Changes in Partners? Capital	11


Notes to the Financial Statements	12







REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE PARTNERS OF
SPECIAL SITUATIONS FUND III, L.P.:



        We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. as of December 31, 2004, the results of its operations for the year then ended, the changes in its partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.
         Anchin, Block & Anchin LLP
New York, N. Y.
February 1, 2005










SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)




STATEMENT OF FINANCIAL CONDITION




DECEMBER 31, 2004
















ASSETS







Investments, at fair value (cost
$288,353,573)
$
455,768,894
Cash and cash equivalents

96,480,341
Receivable for investments sold

2,721,153
Other assets


107,553




Total Assets

$
555,077,941




LIABILITIES AND PARTNERS' CAPITAL






Liabilities







Payable for Units repurchased
$
29,654,129
Securities sold short, at fair value
(proceeds $1,098,038)

1,089,186
Payable for investments purchased

38,559
Administrator's fee payable

1,789,623
Consulting fee payable

838,945
Accrued expenses

299,141




Total Liabilities


33,709,583




Partners' Capital






Limited Partners

483,206,780
Corporate General Partner

33,960,129
Individual General Partners

4,201,449




Total Partners' Capital

521,368,358




Total Liabilities and Partners' Capital
$
555,077,941







































See the accompanying Notes to the Financial Statements.

2




SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004









 Fair
 Shares

Common Stocks

 Value







Aerospace 0.40%


971,600

SPACEHAB, Incorporated (a)
$
2,069,508







Automotive Components 2.68%


2,343,535

Amerigon Incorporated  (a)

8,764,821
321,800

Rush Enterprises, Inc. ? Class A

5,222,814




13,987,635







Biotechnology 1.86%


277,862

Adolor Corporation

2,756,391
497,095

Ciphergen Biosystems, Inc.

2,137,509
173,732

Corixa Corporation

632,384
1,520,124

Xcyte Therapies, Inc. (a)

4,195,542




9,721,826







Biotechnology - Drug Delivery 1.35%


1,589,184

Aradigm Corporation

2,749,288
580,094

DepoMed, Inc.

3,132,508
347,100

Durect Corporation

1,138,488




7,020,284







Building Materials 0.23%


123,222

L.B. Foster Company

1,184,163







CAD/CAM/CAE 1.20%


311,170

Ansoft Corporation

6,285,634







Communication Equipment - Software 2.84%


2,238,077

Artisoft, Inc. (a)

5,483,289
2,342,466

Artisoft, Inc. (Restricted) (a)

2,667,132
1,049,082

ION Networks, Inc. (a)

262,270
625,647

MetaSolv, Inc.

1,682,990
1,355,150

Visual Networks, Inc.

4,715,922




14,811,603







Communication Products - Equipment 3.13%


523,893

Centillium Communications, Inc.

1,273,060
1,111,483

NMS Communications Corporation

7,013,458
253,400

RADVision, Ltd. (Israel)

3,413,298
1,792,873

Superconductor Technologies, Inc.

2,492,093
251,580

Telular Corporation

2,140,946




16,332,855







Computer Equipment 0.86%


380,500

Optimal Group, Inc. (Canada)

4,482,290







Computer Services - Software 9.50%


1,023,500

ClickSoftware Technologies, Ltd. (Israel)

2,927,210
538,924

CryptoLogic, Inc. (Canada)

13,446,153
181,702

eCollege.com

2,064,135
1,442,603

First Virtual Communications, Inc. (a)

317,373
1,677,957

Net Perceptions, Inc. (a)

1,241,688
695,059

ONYX Software Corporation

2,224,189
245,900

Phoenix Technologies, Ltd.

2,031,134
13,800

Primal Solutions, Inc.

4,554
1,631,155

Quovadx, Inc.

3,898,460
1,575,000

Rainmaker Systems, Inc.

1,953,000
259,384

Stellent, Inc.

2,287,767










See the accompanying Notes to the Financial Statements.







3




SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004









 Fair
Shares

Common Stocks (Continued)

 Value







Computer Services ? Software (Continued)


326,780

SumTotal Systems, Inc.
$
1,699,256
767,850

SupportSoft, Inc.

5,113,881
1,800,000

Tarantella, Inc. (a)

3,024,000
2,480,200

Unify Corporation (a)

1,488,120
161,500

WebSideStory, Inc.

2,007,445
219,080

Witness Systems, Inc.

3,825,137




49,553,502







Computer Systems 2.62%


52,000

3D Systems Corporation

1,033,760
3,902,230

Adept Technology, Inc. (a)

5,619,211
388,100

Performance Technologies, Incorporated

3,609,330
554,127

Pinnacle Systems, Inc.

3,380,175




13,642,476







Consumer Products 0.70%


1,056,783

Meade Instruments Corp. (a)

3,624,766







Data Security 2.04%


1,657,001

Entrust, Inc.

6,280,034
119,197

SafeNet, Inc.

4,379,298




10,659,332







Electronic Components 1.65%


227,800

Frequency Electronics, Inc.

3,382,830
2,564,502

Tvia, Inc. (a)

5,205,939




8,588,769







Electronic Equipment 1.45%


1,845,205

Iteris Holdings, Inc. (a)

6,365,957
173,500

MagneTek, Inc.

1,197,150




7,563,107







Electronic Instruments 0.28%


56,749

Image Sensing Systems, Inc.

959,058
198,308

Metretek Technologies, Inc.

525,516




1,484,574







Electronic Semiconductor 0.47%


1,263,200

PSi Technologies Holdings, Inc. (Philippines) (a)

2,475,872







Energy - Oil & Gas 2.35%


179,900

Core Laboratories, N.V. (Netherlands)

4,200,665
349,000

Willbros Group, Inc. (Panama)

8,044,450




12,245,115







Energy - Technology 1.90%


804,475

Catalytica Energy Systems, Inc.

1,818,114
1,341,215

Quantum Fuel Systems Technologies Worldwide, Inc.

8,074,114




9,892,228







Entertainment 1.47%


379,500

Digital Theater Systems, Inc.

7,639,335












See the accompanying Notes to the Financial Statements.









4



SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004









 Fair
Shares

Common Stocks (Continued)

 Value







Financial Services - Miscellaneous 1.57%


249,935

ASTA Funding, Inc.
$
6,708,256
967,742

Orion Acquisition Corporation (Restricted)

1,500,000




8,208,256







Gold Mining 0.92%


2,335,500

MK Resources Company (a)

4,787,775







Healthcare Services 1.24%


478,500

I-Trax, Inc.


904,365
359,766

U.S. Physical Therapy, Inc.

5,547,592




6,451,957







Healthcare - Specialized Products & Services 1.80%


255,600

American Dental Partners, Inc.

4,846,176
619,700

STAAR Surgical Company

4,512,519




9,358,695







Housing - Construction 0.70%


166,200

Comstock Homebuilding Companies Inc.

3,651,414







Household Furniture - Appliances 0.41%


2,612,500

Chitaly Holdings Limited (Hong Kong)

2,142,250







Insurance 0.00%


200

Renaissance Acceptance Group, Inc.


-







Information Services 1.20%


2,937,679

EDGAR Online, Inc. (a)

4,494,649
1,102,500

FIND/SVP, Inc. (a)

1,764,000




6,258,649







Internet Commerce 0.95%


982,000

Youbet.com, Inc.

4,968,920







Media 0.23%


132,261

Napster, Inc.

1,182,413







Medical Devices & Equipment 11.02%


1,126,881

ATS Medical, Inc.

5,251,265
932,378

Applied Imaging Corporation (a)

615,370
250,000

CABG Medical, Inc.

1,497,500
316,587

Given Imaging, Ltd. (Israel)

11,387,634
365,131

Laserscope, Inc.

13,111,854
2,706,592

Micro Therapeutics, Inc. (a)

10,149,720
478,470

Natus Medical Incorporated

3,827,760
707,928

Orthovita, Inc.

2,966,218
1,559,807

Precision Optics Corporation, Inc. (a)

1,934,161
273,420

Quidel Corporation

1,388,974
393,100

Sonic Innovations, Inc.

1,639,227
1,421,381

World Heart Corporation (Canada) (a)

3,681,376




  57,451,059







Medical - Drugs 1.42%


743,512

Advancis Pharmaceutical Corporation

2,840,216
621,535

CollaGenex Pharmaceuticals, Inc.

4,562,067




7,402,283







Medical Information Systems 0.49%


161,000

Schick Technologies, Inc.

2,535,750










See the accompanying Notes to the Financial Statements.





5




SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER 31, 2004











 Fair
Shares

Common Stocks (Continued)

 Value







Medical Instruments 0.36%


182,224

NuVasive, Inc.
$
1,867,796







Online Services 1.68%


1,735,650

The Knot, Inc. (a)

8,765,033







Paper - Packaging 0.00%


593,749

Chase Packaging Corporation


-







Pharmaceutical Products 0.79%


213,267

Axcan Pharma, Inc. (Canada)

4,120,318







Restaurant 1.14%


592,498

Buca, Inc.

4,123,786
542,499

Monterey Pasta, Inc.

1,839,072




5,962,858







Retail 8.32%


173,303

1-800 CONTACTS, INC.

3,812,666
447,000

Bakers Footwear Group, Inc. (a)

4,537,050
167,060

Candie's Inc.

902,124
1,198,341

EZCORP, Inc. (a)

18,466,441
431,054

Gaiam, Inc.

2,650,982
232,750

Gander Mountain Company

2,986,182
120,000

Orange 21, Inc.

1,254,000
361,500

Phoenix Footwear Group, Inc.

2,812,470
485,000

RedEnvelope, Inc. (a)

5,941,250




43,363,165







Semiconductor Equipment 1.58%


227,048

Celeritek, Inc.


351,924
1,189,299

Nova Measuring Instruments, Ltd. (Israel) (a)

4,126,868
977,326

Trikon Technologies, Inc. (Great Britain)

2,247,850
250,600

Ultra Clean Holdings, Inc.

1,518,636




8,245,278







Services 1.72%


439,385

Collectors Universe, Inc. (a)

8,976,636







Specialized Services 0.62%


632,900

NIC, Inc.

3,215,132







Technology - Miscellaneous 1.53%


238,700

Culp, Inc.

1,618,386
353,137

MarketWatch, Inc.

6,356,466




7,974,852







Telecom Equipment 1.33%


671,838

COMARCO, Inc. (a)


5,777,807
999,954

Peco II, Inc.

1,169,946





6,947,753







Telecom Services 0.67%


8,750,000

WPCS International Incorporated (Restricted) (a)


3,500,000







Therapeutics 0.88%


436,459

Pharmacyclics, Inc.

4,569,726







Total Common Stocks 81.55%

425,172,842












See the accompanying Notes to the Financial Statements.







6


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004









 Fair
Shares

Preferred Stocks

 Value







Data Security 0.48%


1,250,000

Verdasys, Inc. Series B 2% (Restricted)
$
2,500,000







Total Preferred Stocks 0.48%

2,500,000





Principal



 Fair
Amount

Corporate Bonds

 Value







Computer Services - Software 0.73%


$3,800,000

Immersion Corporation 5% convertible, due 12/23/09
(Restricted)
$

3,800,000
?
2,100,000

Titus Interactive 2%, due 7/1/05 (France)


-





3,800,000







Computer Systems 0.70%


$1,875,000

3D Systems Corporation 6%, due 11/30/13


3,661,500







Consumer Products 0.29%


1,500,000

Rockford Corporation 4.5%, due 6/11/09


1,500,000







Medical Devices & Equipment 1.19%


3,000,000

World Heart Corporation 3%, due 9/15/09


6,216,000







Transportation 0.43%


2,250,000

Velocity Express Corporation 6%, due 4/30/05 (Restricted)


2,250,000












Total Corporate Bonds 3.34%

17,427,500









 Fair
Warrants

Warrants

 Value







Biotechnology 0.04%


413,400

Alliance Pharmaceutical Corp. 10/30/06
$
16,536
43,000

Discovery Laboratories, Inc. 9/19/10

123,840
4,819

Dov Pharmaceutical, Inc. 6/2/09

43,949




184,325







Biotechnology - Drug Delivery 0.22%


398,733

Aradigm Corporation 3/10/07

338,923
208,333

Aradigm Corporation 11/10/07

79,167
210,648

DepoMed, Inc. 4/21/08

741,481





1,159,571







Communication Equipment - Software 0.05%


1,140,000

Artisoft, Inc. 9/30/06 (a)

239,400
44,842

Artisoft, Inc. 12/16/08 (Restricted) (a)


-
586,600

ION Networks, Inc. 2/14/07 (a)

46,928




286,328







Communication Products - Equipment 0.02%


57,861

Superconductor Technologies, Inc. 3/10/07

9,258
427,500

Superconductor Technologies, Inc. 9/26/07

98,325




107,583












See the accompanying Notes to the Financial Statements.







7





SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER 31, 2004











 Fair
Warrants

Warrants (Continued)

 Value







Computer Services - Software 0.14%


279,724

Attunity, Ltd. A 10/24/05 (Israel)
$
234,968
137,769

Attunity, Ltd. B 10/24/05 (Israel)

59,241
375,000

Burst.com, Inc. 1/27/05 (Restricted)


-
1,250,000

First Virtual Communications, Inc. 4/12/07 (a)

12,500
276,885

First Virtual Communications, Inc. 11/12/08 (a)

22,151
81,121

Immersion Corporation 12/23/09 (Restricted)


-
862,500

Interplay Entertainment Corp. 3/29/06


-
360,000

Tarantella, Inc. 2/20/09

205,200
929,560

Unify Corporation 4/26/09

204,503




738,563







Computer Systems 0.19%


1,666,700

Adept Technology, Inc. 11/18/08 (a)

983,353







Consumer Products 0.01%


70,889

Rockford Corporation 6/11/09

31,900







Electronic Components 0.09%


85,227

American Technology Corporation 7/10/07

445,737







Electronic Equipment 0.26%


708,350

Iteris Holdings, Inc. B 8/16/07 (a)

1,381,283







Electronic Instruments 0.01%


198,308

Metretek Technologies, Inc. 6/9/05

47,594







Energy - Technology 0.02%


132,667

Arotech Corporation 6/30/08

68,987
58,075

Arotech Corporation 12/31/08

21,488




90,475







Information Services 0.07%


150,000

EDGAR Online, Inc. 1/8/06 (a)

12,000
400,000

EDGAR Online, Inc. 5/26/09 (a)

172,000
600,000

FIND/SVP, Inc. 5/10/09 (a)

192,000




376,000







Medical Devices & Equipment 0.91%


268,600

Applied Imaging Corporation 7/29/06 (a)

29,546
46,526

Cardima, Inc. 2/25/05 (Restricted)


-
301,050

Cardima, Inc. 2/25/05


-
114,286

Orthovita, Inc. 6/26/08

93,715
26,250

PharmaNetics, Inc. 2/25/05


-
818,182

Physiometrix, Inc. A 12/5/08 (a)

270,000
818,182

Physiometrix, Inc. B 12/5/08 (a)

245,455
47,476

SpectRx, Inc. 6/13/06

3,323
6,653,226

World Heart Corporation 9/22/08 (Canada) (a)


532,258
2,400,000

World Heart Corporation 9/15/09 (Canada) (a)


3,576,000




4,750,297










See the accompanying Notes to the Financial Statements.





8


SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)







PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004









Fair
Warrants

Warrants (Continued)

Value







Medical Information Systems 0.00%


2,200,000

LifeRate Systems, Inc. 11/14/07 (a)
$

-







Retail 0.00%


47,143

Gemstar-TV Guide International, Inc. B 12/21/05


-







Semiconductor Equipment 0.01%


206,250

Trikon Technologies, Inc. 10/22/07 (Great Britain) (a)


37,125







Telecom Services 0.00%


150,780

GoAmerica, Inc. 12/19/08


18,094
8,750,000

WPCS International, Incorporated 11/17/09 (Restricted)
(a)


-





18,094







Telecommunications 0.01%


79,800

Q Comm International, Inc. 6/24/08

30,324







Total Warrants 2.05%

10,668,552












TOTAL INVESTMENTS 87.42%

$
455,768,894














Fair
Shares

Securities Sold Short

Value







Biotechnology 0.14%


103,800

CryoLife, Inc.
$
733,866







Retail 0.07%


18,000

Safeway, Inc.

355,320







TOTAL SECURITIES SOLD SHORT 0.21%
$
1,089,186






(a)
Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.








All percentages are relative to Partners' Capital.








All common stocks and warrants are non-income producing except for Asta Funding, Inc., CryptoLogic, Inc., and
Frequency Electronics, Inc.

























See the accompanying Notes to the Financial Statements.




9


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2004










% of




Partners'
Industry Concentration

Total

Capital





Aerospace

 $     2,069,508

    0.40
Automotive Components

      13,987,635

    2.68
Biotechnology


9,172,285

    1.76
Biotechnology - Drug Delivery


8,179,855

    1.57
Building Materials


1,184,163

    0.23
CAD/CAM/CAE


6,285,634

    1.20
Communication Equipment ? Software

      15,097,931

    2.90
Communication Products ? Equipment

      16,440,438

    3.15
Computer Equipment


4,482,290

    0.86
Computer Services ? Software

      54,092,065

    10.38
Computer Systems

      18,287,329

    3.51
Consumer Products


5,156,666

    0.99
Data Security

      13,159,332

    2.52
Electronic Components


9,034,506

    1.73
Electronic Equipment


8,944,390

    1.72
Electronic Instruments


1,532,168

    0.29
Electronic Semiconductor


2,475,872

    0.47
Energy - Oil and Gas

      12,245,115

    2.35
Energy ? Technology


9,982,703

    1.91
Entertainment


7,639,335

    1.47
Financial Services ? Miscellaneous


8,208,256

    1.57
Gold Mining


4,787,775

    0.92
Healthcare Services


6,451,957

    1.24
Healthcare - Specialized Products & Services


9,358,695

    1.80
Housing ? Construction


3,651,414

    0.70
Household Furniture ? Appliances


2,142,250

    0.41
Insurance


-

    0.00
Information Services


6,634,649

    1.27
Internet Commerce


4,968,920

    0.95
Media


1,182,413

    0.23
Medical Devices & Equipment

      68,417,356

    13.12
Medical ? Drugs


7,402,283

    1.42
Medical Information Systems


2,535,750

    0.49
Medical Instruments


1,867,796

    0.36
Online Services


8,765,033

    1.68
Paper ? Packaging


-

    0.00
Pharmaceutical Products


4,120,318

    0.79
Restaurant


5,962,858

    1.14
Retail

      43,007,845

    8.25
Semiconductor Equipment


8,282,403

    1.59
Services


8,976,636

    1.72
Specialized Services


3,215,132

    0.62
Technology - Miscellaneous


7,974,852

    1.53
Telecom Equipment


6,947,753

    1.33
Telecom Services


3,518,094

    0.67
Telecommunications


30,324

    0.01
Therapeutics


4,569,726

    0.88
Transportation


2,250,000

    0.43





TOTAL PORTFOLIO

 $ 454,679,708

  87.21%










See the accompanying Notes to the Financial Statements.




10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)








STATEMENT OF OPERATIONS








FOR THE YEAR ENDED DECEMBER 31, 2004




















REALIZED AND UNREALIZED GAIN ON INVESTMENTS





Net realized gain on investments
$
100,630,636




Net change in unrealized appreciation

12,017,084





  Total Realized and Unrealized Gain on
Investments



$
112,647,720








INVESTMENT INCOME (LOSS)






Investment Income







Interest

1,061,496





Dividends (net of withholding taxes of $11,815)

669,614





Securities lending fees

121,580





  Total Investment Income

1,852,690












Operating Expenses







Administrator's fee

3,596,653





Professional fees

171,416





Independent General Partners' fees

80,000





Custody fee and other

192,647





  Total Operating Expenses

4,040,716













  Net Investment Loss




(2,188,026)








NET INCOME



$
110,459,694































































































See the accompanying Notes to the Financial Statements.








11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)




















STATEMENTS OF CHANGES IN PARTNERS' CAPITAL




































































































Per
Limited





Corporate


Individual










Partners'


Limited


General


General










Unit


Partners


Partner


Partners


Total




















YEAR ENDED
















DECEMBER 31, 2003:



































BALANCE,
















DECEMBER 31, 2002




$
214,012,386

 $

10,691,214

 $
4,737,063

 $
229,440,663






















Capital contributions





6,246,000



-


5,000


6,251,000


Transfers






-



(73,684)


73,684



-


Allocation of net
income:


















Corporate General



















Partner -
Performance






-



36,456,814



-


36,456,814



Partners





186,001,814



10,913,052


4,134,137


201,049,003


Repurchases





(25,869,523)



(34,000,000)


(2,000,000)


(61,869,523)




















BALANCE,
















DECEMBER 31, 2003

$
25,000


380,390,677



23,987,396


6,949,884


411,327,957




















SIX MONTHS ENDED
















JUNE 30, 2004





































Capital contributions





17,908,000



-



-


17,908,000


Transfers





762



(609,673)


608,911



-


Allocation of net
income:


















Corporate General



















Partner -
Performance






-



8,127,117



-


8,127,117



Partners

$
    1,893


30,165,471



1,770,528


572,470


32,508,469


Repurchases





(11,587,049)



-



-


(11,587,049)




















BALANCE,
















JUNE 30, 2004

$
  25,000


416,877,861



33,275,368


8,131,265


458,284,494




















SIX MONTHS ENDED
















DECEMBER 31, 2004:





































Capital contributions





22,913,885



-



-


22,913,885


Transfers





14,794


(127,937)


113,143



-


Allocation of net
income:


















Corporate General



















Partner -
Performance






-



13,964,822



-


13,964,822



Partners

$
    2,902


51,054,369



3,847,876


957,041


55,859,286


Repurchases





(7,654,129)



(17,000,000)


(5,000,000)


(29,654,129)




















BALANCE,
















DECEMBER 31, 2004

$
  25,000

$
483,206,780

$
33,960,129

$
4,201,449

$
521,368,358

















































































See Note 4 for changes in Units outstanding.


















































See the accompanying Notes to the Financial Statements.



















12

NOTE 1 -	GENERAL:

Special Situations Fund III, L.P. (the ?Fund?) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the ?Agreement??).

The Agreement provides for not less than three ?Individual
General Partners? and a ?Corporate General Partner?.  The
General Partners, as a group, must own not less than one percent (1%) of the Fund?s outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (?MGP?), of which the General Partner is AWM Investment Company, Inc. (?AWM?). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund?s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.


NOTE 2 -	ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.


NOTE 2 -	ACCOUNTING POLICIES (CONTINUED):

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At December 31, 2004, there were no securities loans outstanding.

The Fund entered into a consulting agreement (?agreement?) whereby the consultant will perform management and financial advisory services to companies (?covered investments?) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3 -	ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners? capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the year ended December 31, 2003 was reduced by a loss carryover from December 31, 2002 of $55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner?s or a Limited
Partner?s capital balance will be allocated to MGP.


NOTE 4 -	PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31,
1994), is adjusted to equal the partner?s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

Changes in Units outstanding are as follows:




Corporate
Individual


Limited
General
General


Partners
Partner
Partners
Total





Balance, December
31, 2002
8,560.4955
 427.6486
 189.4825
9,177.6266
Additional Units
sold

249.8400
      -


0.2000
    250.0400
Transfers
      -

(2.9474)

2.9474
      -

Semi-annual
adjustments of
Units
7,440.0726
1,894.7946
165.3655
9,500.2327
Repurchases

(1,034.7810)
(1,360.0000)

(80.0000)

(2,474.7810)





Balance, December
31, 2003
15,215.6271

959.4958
  277.9954
16,453.1183
Additional Units
sold
716.3200
      -

      -

    716.3200
Transfers

0.0305
(24.3869)
24.3564
      -

Semi-annual
adjustments of
Units
1,206.6188
395.9058
22.8988
1,625.4234
Repurchases

(463.4820)

-
         -


(463.4820)
Balance, June 30,
2004
16,675.1144
1,331.0147
325.2506
18,331.3797
Additional Units
sold
916.5554
      -

      -

916.5554
Transfers
0.5918
(5.1175)
4.5257
      -

Semi-annual
adjustments of
Units
2,042.1747
712.5079
38.2817
2,792.9643
Repurchases
(306.1652)
(680.0000)
(200.0000)
(1,186.1652)
Balance, December
31, 2004
19,328.2711
  1,358.4051
168.0580
20,854.7342


NOTE 5 -	PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended
December 31, 2004 aggregated $246,446,219 and $265,900,276,
respectively.

NOTE 6 -	INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner?s respective share of the Fund?s income and expenses reported for income tax purposes.


NOTE 7 -	RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator?s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.


NOTE 8 -	SUPPLEMENTARY FINANCIAL INFORMATION:









Year Ended December 31,

2004
2003
2002
2001
2000
1999
Ratio of investment
expenses to
average net
assets
0.00%
0.57%
0.03%
0.00%
0.00%
0.00%







Ratio of operating
expenses to
average net
assets
0.84%
1.03%
0.94%
0.89%
0.85%
1.03%







Ratio of total
expenses to
average net
assets
0.84%
1.60%
0.97%
0.89%
0.85%
1.03%







Ratio of net income
(loss) to average
net assets
23.09%
74.23%
(22.16)%

16.62%
15.19%
68.01%







Portfolio turnover
rate

63.46%
52.43%
60.28%
91.33%
102.49
%
140.88
%



NOTE 9 -	RETURN ON PARTNER INVESTMENT:

At December 31, 2004, the value of a $25,000 investment made at each respective subscription date is as follows:

          Subscription Date

Value
            January 1, 1994

$213,744
            January 1, 1995

195,407
            July 1, 1995

173,025
            January 1, 1996

144,293
            July 1, 1996

 108,927
            January 1, 1997

103,092
            July 1, 1997

97,651
            January 1, 1998

86,634
            July 1, 1998

88,830
            January 1, 1999

98,477
            July 1, 1999

90,866
            January 1, 2000

59,225
            July 1, 2000

50,731
            January 1, 2001

51,883
            July 1, 2001

45,355
            January 1, 2002

45,343
            July 1, 2002

51,728
            January 1, 2003

55,983
            July 1, 2003

42,841
            January 1, 2004

30,015
            July 1, 2004

27,902


NOTE 10 -	SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


NOTE 11 -	INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission?s regulations. These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933. Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies. Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales. The following is a list of restricted and illiquid securities valued by the Fund as of December 31, 2004:


Issuer
Type of
Security
Acquisition
Date
Acquisition
Cost
Value
Value as
a % of
Partners
Capital
Artisoft, Inc.
Common
9/28/04
$2,667,132
$2,667,132
0.51%
Orion
Acquisition
Corporation
Common
12/17/04
1,500,000
1,500,000
0.29%
WPCS
International,
Incorporated
Common
11/17/04
3,500,000
3,500,000
0.67%
Verdasys, Inc.
Series B 2%
Preferred
9/3/04
2,500,000
2,500,000
0.48%
Immersion Corp.
5% convertible,
due 12/23/09
Bond
12/27/04
3,800,000
3,800,000
0.73%
Velocity
Express
Corporation 6%,
due 4/30/05
Bond
12/22/04
2,250,000
2,250,000
0.43%
Total
restricted and
illiquid
securities


$16,217,132
$16,217,132
3.11%


NOTE 12 -	CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a custodial account with Banc of America Securities LLC. The balances are insured by the Federal Deposit Insurance Corporation up to $100,000. Net cash balances and securities in excess of these limits are protected by a guarantee provided by the broker?s parent company, Bank of America Corporation, in the amount of $300,000,000 per account or $1.2 billion in the aggregate.

NOTE 13-	PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the Securities and Exchange Commission (?SEC?) website at www.sec.gov.

The Fund?s proxy voting record for the most recent 12-month period ended December 31 is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the SEC?s website at www.sec.gov. Information as of December 31 each year will generally be available by the following March 1.

NOTE 14-	FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund?s Form N-Q is available on the SEC?s website at www.sec.gov and may be reviewed and copied at the SEC?s Public Reference Room in Washington, DC. Information on the operation of the SEC?s Public Reference Room may be obtained by calling 1-800-SEC-0330.



Item 2.		Code of Ethics.

The Registrant has adopted a Code of Ethics (the ?Code of Ethics?) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to Special Situations Fund III, L.P. at (212) 207-6500, 153 East 53rd Street, 55th Floor, New York, New York 10022, Attention: Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report. In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.		Audit Committee Financial Expert.

The Registrant?s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an ?audit committee financial expert,? and has designated Stanley S. Binder as the audit committee financial expert. Stanley S. Binder is an ?independent? director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.		Principal Accountant Fees and Services.

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant?s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $123,000 and $86,800 for 2004 and 2003, respectively.

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant?s financial statements and are not reported under ?Audit Fees? above.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,300 and $26,000 for 2004 and 2003, respectively.

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003. All services to be performed for the Registrant by the Registrant?s accountant must be pre-approved by the audit committee. The above referenced fees for 2004 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant?s accountant to the Registrant?s investment advisor and any entity controlling, controlled by, or under common control with the Registrant?s investment adviser that provides ongoing services to the Registrant for 2004 and 2003 were $40,930 and $30,699, respectively.

Item 5.		Audit Committee of Listed Registrants.

Not applicable.

Item 6.		Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES


        These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the ?Adviser?) for those client accounts over which the Adviser has proxy voting authority. Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

	The Adviser?s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

	The Adviser?s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients. For most matters, however, the Adviser?s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote. In such circumstances the Adviser believes that the client is best served by the Adviser?s devoting its time to investment activities on the client?s behalf.

PROXY VOTING POLICIES

	The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients. While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt. In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue							Adviser?s
Voting Policy

Routine Election of Directors  						For
Issuance of Authorized Common Stock					For
Stock Repurchase Plans							For
Domestic Reincorporation							For
Director Indemnification							For
Require Shareholder Approval to Issue Preferred Stock			For
Require Shareholder Approval to Issue Golden Parachutes
	For
Require Shareholder Approval of Poison Pill
	For
Shareholders? Right to Call Special Meetings				For
Shareholders? Right to Act by Written Consent				For
Shareholder Ability to Remove Directors With or Without Cause
	For
Shareholders Electing Directors to Fill Board Vacancies
	For
Majority of Independent Directors						For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees						For
Anti-greenmail Charter or By-laws Amendments 				For
Corporate Name Change							For
Ratification of Auditors							For
Supermajority Vote Requirement
	Against
Blank Check Preferred							Against
Dual Classes of Stock
	Against
Staggered or Classified Boards
	Against
Fair Price Requirements							Against
Limited Terms for Directors
	Against
Require Director Stock Ownership
	Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options						Fact
Sensitive
Adopt/Amend Stock Option Plan					Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan			Fact Sensitive
Approve Merger/Acquisition						Fact
Sensitive
Spin-offs								Fact Sensitive
Corporate Restructurings						Fact
Sensitive
Asset Sales								Fact Sensitive
Liquidations								Fact
Sensitive
Adopt Poison Pill							Fact Sensitive
Golden Parachutes							Fact Sensitive
Executive/Director Compensation					Fact
Sensitive
Social Issues								Fact
Sensitive
Contested Election of Directors					Fact
Sensitive
Stock Based Compensation for Directors				Fact
Sensitive
Increase Authorized Shares						Fact
Sensitive
Tender Offers								Fact
Sensitive
Preemptive Rights							Fact Sensitive
Debt Restructuring							Fact
Sensitive
Foreign Reincorporation						Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients. The Adviser will evaluate whether to vote the proxy proposals received by the Adviser. If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as ?For? or ?Against? will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as ?Fact Sensitive? (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client. In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser?s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

*	If the proposal is designated in proxy voting policies above as
?For? or ?Against,? the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little
discretion on the part of the Adviser is involved; or
*	If the proposal is designated in the proxy voting policies above as ?Fact Sensitive? (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client?s shares in accordance with the client?s instructions or (ii) take such other action as is necessary to ensure that the Adviser?s vote (including the decision whether to vote) is based on the client?s best interest and not affected by the Adviser?s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser?s proxy voting policies and procedures:

*	a copy of the proxy voting policies and procedures;
*	a copy of all proxy statements received regarding client?s
securities;
*	a record of each vote the Adviser casts on behalf of a client;
*	written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the
Adviser voted proxies on behalf of the requesting client; and
*	any documents prepared by the Adviser that were material to
making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser. Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC?s EDGAR system instead of keeping its own copies. In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser?s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser. In addition, information regarding how a client?s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8.	Portfolio Managers of Closed-End Management Investment
Companie.

As of the filing of this report, March 10, 2005, Austin Marxe, President of AWM Investment Company, Inc, (?AWM?) since 1991 and David Greenhouse, Vice-President of AWM since 1992, are primarily responsible for the day-to-day management of the registrant?s portfolio. AWM serves as the general partner of MGP Advisers Limited Partnership (?MGP?), the registrant?s investment adviser. Mr. Marxe and Mr. Greenhouse are also limited partners of MGP. Mr. Marxe also serves as an Individual General Partner of the registrant.

Mr. Marxe and Mr. Greenhouse also serve as members of the investment advisers to four other Special Situations funds (the ?Affiliates?) that have performance based advisory fees, with combined total assets of $ 954,330,646 as of December 31, 2004.

MGP makes investments on behalf of the registrant in accordance with the stated investment objectives for the registrant. MGP is given discretionary authority over the registrant?s investments. When purchases of securities are made with respect to the registrant individually, the purchase is allocated solely to the account of the registrant. At times, however, MGP, along with AWM and the various investment advisers? to the Affiliates may purchase the same security in an aggregate amount for the accounts of one or more of the Special Situations funds (which includes the Registrant). When securities are purchased by the registrant in conjunction with other Special Situations funds, MGP and its Affiliates will allocate securities amongst the registrant and the other Special Situations funds in a fair and equitable manner depending upon the facts and circumstances of each situation, taking into account the Registrant?s stated investment objectives, liquidity, other holdings of such securities and overall portfolio, and other factors considered relevant.

MGP, the registrant?s investment advisor, receives a 20% performance allocation at six month periods ending June 30 and December 31. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. All investment advisers of the Special Situations funds managed by Mr. Marxe and Mr. Greenhouse receive similar 20% performance based advisory fees with loss recovery provisions.

As of December 31, 2004, Austin Marxe and David Greenhouse each own in excess of $1,000,000 of equity securities in the registrant.

Item 9.            Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.	Controls and Procedures.


(a)	Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant?s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)	There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	NOT APPLICABLE.

(a)(2)	CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR
ARE FILED HEREWITH AS EX-99.CERT.

(b)	CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED
HEREWITH AS EX-99.906CERT.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:	_/s/Austin Marxe____________
	Austin Marxe, Principal Executive Officer

Date March 10, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_/s/Austin Marxe_____________
	Austin Marxe, Principal Executive Officer

Date March 9, 2005

By:	_/s/ Rose M. Carling________________
	Rose M. Carling, Principal Financial Officer

Date March 10, 2005



12




SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

12

EX-99.906CERT